Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		$ 3,742	$ 3,743
At June 30, 2024		439	3,742	$ 3,743
Property, plant and equipment		439	3,742	3,743
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		52	80
At June 30, 2024		8	52	80
Property, plant and equipment		8	52	80
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		200	222
At June 30, 2024		289	200	222
Property, plant and equipment		289	200	222
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		1,009	723
At June 30, 2024		142	1,009	723
Property, plant and equipment		142	1,009	723
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		198	218
At June 30, 2024			198	218
Property, plant and equipment			198	218
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		2,283	2,500
At June 30, 2024			2,283	2,500
Property, plant and equipment			2,283	2,500
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		5,768	6,037	6,554
Foreign exchange		(2)	(117)	(565)
Additions		609	935	3,234
Disposals		(1,692)	(380)	(251)
Reclass to assets held for sale				(2,935)
Reclassifications/corrections			(707)
Reclass to assets held for sale	[1]	(3,800)
At June 30, 2024		883	5,768	6,037
Disposals		1,692	380	251
Reclass to assets held for sale				2,935
Property, plant and equipment		883	5,768	6,037
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		307	318	562
Foreign exchange		1	(10)	(41)
Additions		18	36	28
Disposals		(3)	(37)
Reclass to assets held for sale				(231)
Reclassifications/corrections
Reclass to assets held for sale	[1]	(235)
At June 30, 2024		88	307	318
Disposals		3	37
Reclass to assets held for sale				231
Property, plant and equipment		88	307	318
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		463	433	1,568
Foreign exchange		2	(23)	(154)
Additions		307	92	184
Disposals		(63)	(39)	(150)
Reclass to assets held for sale				(1,015)
Reclassifications/corrections
Reclass to assets held for sale	[1]	(400)
At June 30, 2024		309	463	433
Disposals		63	39	150
Reclass to assets held for sale				1,015
Property, plant and equipment		309	463	433
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		1,716	1,440	1,611
Foreign exchange			(32)	(146)
Additions		57	558	343
Disposals		(495)	(250)	(48)
Reclass to assets held for sale				(320)
Reclassifications/corrections
Reclass to assets held for sale	[1]	(867)
At June 30, 2024		411	1,716	1,440
Disposals		495	250	48
Reclass to assets held for sale				320
Property, plant and equipment		411	1,716	1,440
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		248	247	122
Foreign exchange			(9)	(10)
Additions		1	10	209
Disposals
Reclass to assets held for sale				(74)
Reclassifications/corrections
Reclass to assets held for sale	[1]	(249)
At June 30, 2024			248	247
Disposals
Reclass to assets held for sale				74
Property, plant and equipment			248	247
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		3,034	3,599	2,691
Foreign exchange		(5)	(43)	(214)
Additions		226	239	2,470
Disposals		(1,131)	(54)	(53)
Reclass to assets held for sale				(1,295)
Reclassifications/corrections			(707)
Reclass to assets held for sale	[1]	(2,049)
At June 30, 2024		75	3,034	3,599
Disposals		1,131	54	53
Reclass to assets held for sale				1,295
Property, plant and equipment		75	3,034	3,599
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		(2,026)	(2,294)	(3,979)
Foreign exchange		(28)	(63)	(394)
Disposals		544	270	193
Reclass to assets held for sale				2,306
Reclassifications/corrections			(685)
Reclass to assets held for sale	[1]	(1,759)
At June 30, 2024		(444)	(2,026)	(2,294)
Charge for the year		749	750	1,208
Disposals		(544)	(270)	(193)
Reclass to assets held for sale				(2,306)
Property, plant and equipment		(444)	(2,026)	(2,294)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		(255)	(238)	(399)
Foreign exchange		(1)	(5)	(33)
Disposals		4	26
Reclass to assets held for sale				197
Reclassifications/corrections
Reclass to assets held for sale	[1]	(201)
At June 30, 2024		(80)	(255)	(238)
Charge for the year		31	48	69
Disposals		(4)	(26)
Reclass to assets held for sale				(197)
Property, plant and equipment		(80)	(255)	(238)
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		(263)	(211)	(970)
Foreign exchange		3	(10)	(95)
Disposals		40	28	131
Reclass to assets held for sale				719
Reclassifications/corrections
Reclass to assets held for sale	[1]	(287)
At June 30, 2024		(20)	(263)	(211)
Charge for the year		87	90	186
Disposals		(40)	(28)	(131)
Reclass to assets held for sale				(719)
Property, plant and equipment		(20)	(263)	(211)
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		(707)	(717)	(872)
Foreign exchange		1	(18)	(93)
Disposals		30	171	9
Reclass to assets held for sale				232
Reclassifications/corrections
Reclass to assets held for sale	[1]	(543)
At June 30, 2024		(269)	(707)	(717)
Charge for the year		136	179	179
Disposals		(30)	(171)	(9)
Reclass to assets held for sale				(232)
Property, plant and equipment		(269)	(707)	(717)
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		(50)	(29)	(56)
Foreign exchange			(1)	(6)
Disposals			0
Reclass to assets held for sale				43
Reclassifications/corrections
Reclass to assets held for sale	[1]	(71)
At June 30, 2024		(1)	(50)	(29)
Charge for the year		21	22	22
Disposals			0
Reclass to assets held for sale				(43)
Property, plant and equipment		(1)	(50)	(29)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2023		(751)	(1,099)	(1,682)
Foreign exchange		(23)	(29)	(167)
Disposals		470	45	53
Reclass to assets held for sale				1,115
Reclassifications/corrections			(685)
Reclass to assets held for sale	[1]	(616)
At June 30, 2024		(75)	(751)	(1,099)
Charge for the year		474	411	752
Disposals		(470)	(45)	(53)
Reclass to assets held for sale				(1,115)
Property, plant and equipment		$ (75)	$ (751)	$ (1,099)

[1]	Reclassification to Held for Sale at June 30, 2024 on account of the sale of Kenshaw Electrical, refer to Note 20 Discontinued Operations